Share-Based Compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Apr. 30, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				¥ 340,860	$ 49,420	¥ 530,440	¥ 1,900,588
Ordinary shares repurchased | shares			7,713,574				62,388,247
Repurchased of ordinary shares, consideration				¥ 646,820		¥ 22,319	¥ 483,622
Number of options accelerated to vest immediately | shares						5,595,868	15,518,385
Number of share options, granted | shares				85,357,994	85,357,994	55,388,338	136,230,857
Unrecognized compensation expenses related to stock options				¥ 346,171
Unrecognized compensation expenses period for recognition				1 year 3 months 7 days	1 year 3 months 7 days
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option				10 years	10 years
Maximum aggregate number of Ordinary Shares authorized | shares				249,234,508
Series C Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued | shares	39,859,783	26,573,188
Deemed share-based expense							¥ 303,627
Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Shares granted | shares	93,753,239
Ordinary shares repurchased | shares							62,388,247
Repurchased of ordinary shares, consideration							¥ 4
Shares issued | shares							270,250,000
Share-based Compensation of Founders' Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses							¥ 1,030,178
Related to Repurchase of Founders' Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses							146,294
Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				¥ (64,660)		¥ 66,429	138,729
Number of options accelerated to vest immediately | shares	15,518,385			17,863,616	17,863,616
Share-based compensation fair value of modified option	¥ 138,729			¥ 12,379		77,898
Compensation expense for the unvested options				77,039		11,469
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				392,727		¥ 464,011	¥ 279,908
Share Options on Modification Day
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses charged on modification day for vested options				¥ 12,793
Tranche One | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage				25.00%	25.00%
Vesting period				4 years	4 years
Tranche Two | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage				100.00%	100.00%
Vesting period				1 year	1 year
Share-Based Payment Arrangement, Tranche Three | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage				21.43%	21.43%
Vesting period				4 years	4 years
Share-Based Payment Arrangement, Tranche Four | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage				7.14%	7.14%
Vesting period				2 years	2 years